ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
ADVANCES TO SUPPLIERS	ADVANCES TO SUPPLIERS
13.1 Accounting policies
Advances to suppliers represent the advance payment of installments related to purchases of goods or obtainment of rights that will be delivered in the future.
13.2 Breakdown of advances to suppliers

	December 31,
Description	2021	2020

Advances – local currency	109,677	39,698
Advances – foreign currency	93,702	43,416
	203,379	83,114